Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock Class A		Common Stock Class B	Additional paid-in capital	Unearned Compensation	Accumulated deficit (Retained Earnings)	Statutory reserves	Accumulated Other Comprehensive Loss	Non- controlling Interests	Treasury shares	Total
Balance at Dec. 31, 2022		$ 40,063	[1]		$ 130,503,387		$ 53,214,304	$ 9,167,845	$ (6,937,950)	$ 4,165,063	$ (355,844)	$ 189,796,868
Balance (in Shares) at Dec. 31, 2022	[1]	4,006,263
Balance (in Shares) at Dec. 31, 2022											(62,188)
Issuance of common shares for board service		$ 120	[1]		31,695							31,815
Issuance of common shares for board service (in Shares)	[1]	12,000
Capital contribution from non-controlling interest			[1]							(35,290)		(35,290)
Net income			[1]				17,577,738			125,942		17,703,680
Statutory reserves			[1]				(2,396,405)	2,396,405
Treasury shares			[1]								$ 94,252	94,252
Treasury shares (in Shares)											(3,210)
Cancellation of shares due to share split		$ (7)	[1]									(7)
Cancellation of shares due to share split (in Shares)	[1]	(667)
Foreign currency adjustment			[1]						(4,536,732)	(65)		(4,536,797)
Balance at Dec. 31, 2023		$ 40,176	[1]		130,535,082		68,395,637	11,564,250	(11,474,682)	4,255,650	$ (261,592)	203,054,521
Balance (in Shares) at Dec. 31, 2023	[1]	4,017,596
Balance (in Shares) at Dec. 31, 2023											(65,398)
Issuance of common shares for board service		$ 45	[1]		43,155							43,200
Issuance of common shares for board service (in Shares)	[1]	4,500
Shares issued for services		$ 30	[1]		26,970							27,000
Shares issued for services (in Shares)	[1]	3,000
Shares issued for shares-based compensation		$ 7,000	[1]		9,107,000							(9,114,000)
Shares issued for shares-based compensation (in Shares)	[1]	700,000
Net income			[1]				5,787,416			112,375		5,899,791
Statutory reserves			[1]				(1,665,063)	1,665,063
Treasury shares			[1]								$ (991,420)	(991,420)
Treasury shares (in Shares)											(121,340)
Foreign currency adjustment			[1]						(6,016,387)	(1,595)		(6,017,982)
Balance at Dec. 31, 2024		$ 47,251	[1]		139,712,207		72,517,990	13,229,313	(17,491,069)	4,366,430	$ (1,253,012)	211,129,110	[2]
Balance (in Shares) at Dec. 31, 2024	[1]	4,725,096
Balance (in Shares) at Dec. 31, 2024											(186,738)
Shares issued for shares-based compensation		$ 2,600	[1]		1,555,600							1,558,200
Shares issued for shares-based compensation (in Shares)	[1]	260,000
Net income			[1]				(220,909,089)			3,306		(220,905,783)
Disposal of subsidiaries							13,229,313	(13,229,313)	9,621,695	(4,369,736)		5,251,959
Treasury shares											(216,505)	(216,505)
Foreign currency adjustment			[1]						7,869,374			7,869,374
Balance at Dec. 31, 2025		$ 49,851	[1]		$ 141,267,807		$ (135,161,786)				$ (1,469,517)	$ 4,686,355	[2]
Balance (in Shares) at Dec. 31, 2025	[1]	4,985,096
Balance (in Shares) at Dec. 31, 2025											(186,738)

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.
[2]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.